PENSION AND OTHER POSTRETIREMENT BENEFIT PLANS - Schedule of pension plans with projected benefit obligation in excess of fair value of plan assets (Details) - Pension plans - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Accumulated benefit obligations in excess of the fair value of plan assets
Projected Benefit Obligation	$ 4,902	$ 5,270
Fair Value of Plan Assets	$ 4,072	$ 4,443